UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23616

Aspiriant Risk-Managed Real Assets Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher
235 W. Galena Street
Milwaukee, WI 53212
(414) 299-2217

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record

Aspiriant Risk-Managed Real Assets Fund

Aspiriant Fund	Security	Meeting Date	Meeting Type	Record Date	Proposal Number	Proposal Text	Proponent	Mgmt Rec	Vote Instruction	Vote Against Mgmt
XARAX	Blackstone Real Estate Income Trust	6/27/2023	Annual	3/30/2023	1a	Elect Frank Cohen	Management	For	For	No
XARAX	Blackstone Real Estate Income Trust	6/27/2023	Annual	3/30/2023	1b	Elect A.J. Agarwal	Management	For	For	No
XARAX	Blackstone Real Estate Income Trust	6/27/2023	Annual	3/30/2023	1c	Elect Wesley LePatner	Management	For	For	No
XARAX	Blackstone Real Estate Income Trust	6/27/2023	Annual	3/30/2023	1d	Elect Brian Kim	Management	For	For	No
XARAX	Blackstone Real Estate Income Trust	6/27/2023	Annual	3/30/2023	1e	Elect Raymon J. Beier	Management	For	For	No
XARAX	Blackstone Real Estate Income Trust	6/27/2023	Annual	3/30/2023	1f	Elect Susan Carras	Management	For	For	No
XARAX	Blackstone Real Estate Income Trust	6/27/2023	Annual	3/30/2023	1g	Elect Richard I. Gilchrist	Management	For	For	No
XARAX	Blackstone Real Estate Income Trust	6/27/2023	Annual	3/30/2023	1h	Elect Field Griffith	Management	For	For	No
XARAX	Blackstone Real Estate Income Trust	6/27/2023	Annual	3/30/2023	1i	Elect Edward Lewis	Management	For	For	No
XARAX	Blackstone Real Estate Income Trust	6/27/2023	Annual	3/30/2023	2	Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the year ended December 31, 2023	Management	For	For	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aspiriant Risk-Managed Real Assets Fund

By (Signature and Title)*	/s/ Benjamin D. Schmidt
Benjamin D. Schmidt, Chief Financial Officer

Date	August 18, 2023